UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number           811-23395

Gabelli Innovations Trust

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: September 30

Date of reporting period: March 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Gabelli Media Mogul Fund Semiannual Report — March 31, 2021	Christopher J. Marangi Co-Chief Investment Officer BA, Williams College MBA, Columbia
To Our Shareholders,	Business School

For the six months ended March 31, 2021, the net asset value (NAV) total return per share of Gabelli Media Mogul Fund was 35.6% compared with a total return of 19.1% for the Standard & Poor’s (S&P) 500 Index. See below for additional performance information.

Enclosed are the financial statements, including the Schedule of Investments, as of March 31, 2021.

Comparative Results

Average Annual Returns through March 31, 2021 (a)(b) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Performance for periods of less than one year is not annualized.

	Six Months	1 Year	3 Year	Since Inception (12/1/16)(b)

Gabelli Media Mogul Fund (MOGLX)	35.64%	65.49%	7.06%	5.98%
S&P 500 Index (c)	19.07	56.35	16.78	16.13

(a) Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund.

(b) Performance prior to the commencement of operations on April 1, 2019 is from the Predecessor Fund, Gabelli Media Mogul NextShares whose investment objective and strategies were, in all material respects, the same as those of the Fund.

(c) The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

In the current prospectus dated January 28, 2021, the gross expense ratio for the Fund was 4.86%. The net expense ratio for the Fund after contractual reimbursements by Gabelli Funds, LLC, (the Adviser) was 0.90%.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit

www.gabelli.com for performance information as of the most recent month end.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Gabelli Media Mogul Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from October 1, 2020 through March 31, 2021	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Beginning Account Value 10/01/20	Ending Account Value 03/31/21	Annualized Expense Ratio	Expenses Paid During Period*
Gabelli Media Mogul Fund
Actual Fund Return
$1,000.00	$1,356.40	0.96%	$5.64
Hypothetical 5% Return
$1,000.00	$1,020.14	0.96%	$4.84

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 365.

2

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2021:

Gabelli Media Mogul Fund

Content Creation and Aggregation	46.9%
TV and Broadband Services	23.5%
Digital Marketing and Retail	11.4%
U.S. Government Obligations	4.9%
Telecommunication Services	4.4%
Diversified Consumer Services	2.7%
Wireless Telecommunication
Services	2.5%
Telecommunications	2.5%
Financial Services	1.3%
Entertainment	1.1%
Other Assets and Liabilities (Net)	(1.2)%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Portfolio Manager’s Biography

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

3

Gabelli Media Mogul Fund

Schedule of Investments — March 31, 2021 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 94.0%
	Content Creation and Aggregation — 46.9%
4,000	Borussia Dortmund GmbH & Co. KGaA†	$25,752	$25,448
11,000	comScore Inc.†	35,127	40,260
7,000	Corus Entertainment Inc., Cl. B	30,940	31,861
5,000	Discovery Inc., Cl. C†	118,166	184,450
9,000	Grupo Televisa SAB, ADR†	95,707	79,740
8,000	iHeartMedia Inc., Cl. A†	112,376	145,200
18,000	Liberty Latin America Ltd., Cl. C†	292,607	233,640
12,000	Liberty Media Acquisition Corp.†	120,000	128,520
15,100	Liberty Media Corp.-
	Liberty Braves, Cl. C†	314,804	420,082
8,000	Liberty Media Corp.-
	Liberty Formula One, Cl. A†	242,446	305,760
10,000	Liberty Media Corp.-
	Liberty SiriusXM, Cl. C†	373,227	441,100
1,700	Live Nation Entertainment Inc.†	46,118	143,905
1,300	Madison Square Garden Entertainment Corp.†	92,240	106,340
900	Madison Square Garden Sports Corp.†	137,602	161,514
10,000	Sirius XM Holdings Inc.	48,616	60,900
1,000	ViacomCBS Inc., Cl. B	20,416	45,100
		2,106,144	2,553,820
	Digital Marketing and Retail — 10.1%
40,000	Liberty TripAdvisor Holdings Inc., Cl. A†	240,798	255,200
25,000	Qurate Retail Inc., Cl. A	204,716	294,000
		445,514	549,200
	Diversified Consumer Services — 2.7%
800	Barnes & Noble Education Inc.†	5,900	6,512
360	Expedia Group Inc.†	41,529	61,963
350	IAC/InterActiveCorp.†	41,706	75,709
		89,135	144,184
	Entertainment — 1.1%
4,500	CuriosityStream Inc.†	48,579	60,975

	Financial Services — 1.3%
150	LendingTree Inc.†	34,531	31,950
4,000	Spartacus Acquisition Corp.†	39,920	40,600
		74,451	72,550
	Telecommunication Services — 4.4%
1,000	AT&T Inc.	30,830	30,270
5,500	Loral Space & Communications Inc.	183,597	207,185
		214,427	237,455
Shares		Cost	Market Value
	Telecommunications — 2.5%
2,500	Comcast Corp., Cl. A	$128,652	$135,275

	TV and Broadband Services — 22.5%
2,400	Altice USA Inc., Cl. A†	57,408	78,072
250	Charter Communications Inc., Cl. A†	63,214	154,255
2,000	Liberty Broadband Corp., Cl. A†	187,395	290,300
2,900	Liberty Broadband Corp., Cl. C†	199,929	435,435
8,000	Liberty Global plc, Cl. C†	211,198	204,320
1,600	Telenet Group Holding NV	93,502	64,883
		812,646	1,227,265

	Wireless Telecommunication Services — 2.5%
1,100	T-Mobile US Inc.†	104,388	137,819

	TOTAL COMMON STOCKS	4,023,936	5,118,543

	PREFERRED STOCKS — 2.3%
	Digital Marketing and Retail — 1.3%
700	Qurate Retail Inc., 8.000%, 03/15/31	70,396	71,155

	TV and Broadband Services — 1.0%
2,000	Liberty Broadband Corp. 7.000%, Ser. A	39,409	53,500

	TOTAL PREFERRED STOCKS	109,805	124,655

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 4.9%
$265,000	U.S. Treasury Bills, 0.030% to 0.044%††, 04/29/21 to 09/23/21	264,979	264,985

	TOTAL INVESTMENTS — 101.2%	$4,398,720	5,508,183

	Other Assets and Liabilities (Net) — (1.2)%		(63,693)

	NET ASSETS — 100.0%		$5,444,490

†	Non-income producing security.

††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

4

Gabelli Media Mogul Fund

Statement of Assets and Liabilities

March 31, 2021 (Unaudited)

Assets:
Investments, at value (cost $4,398,720)	$5,508,183
Foreign currency, at value (cost $6,349)	6,619
Cash	9,495
Receivable from Adviser	14,460
Dividends receivable	3,268
Prepaid expenses	11,703
Total Assets	5,553,728
Liabilities:
Payable for investments purchased	56,438
Payable for investment advisory fees	4,835
Payable for shareholder communications expenses	27,310
Payable for legal and audit fees	17,641
Other accrued expenses	3,014
Total Liabilities	109,238
Net Assets
(applicable to 426,729 shares outstanding)	$5,444,490
Net Assets Consist of:
Paid-in capital	$4,398,612
Total distributable earnings	1,045,878
Net Assets	$5,444,490
Shares of Beneficial Interest, issued and outstanding, no par value; unlimited number of shares authorized

Net Asset Value, offering, and redemption price per share ($5,444,490 ÷ 426,729 shares outstanding)	$12.76

Statement of Operations

For the Six Months Ended March 31, 2021 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $451)	$49,775
Interest	67
Total Investment Income	49,842
Expenses:
Investment advisory fees	24,325
Trustees’ fees	23,112
Legal and audit fees	18,865
Registration expenses	16,496
Shareholder communications expenses	14,045
Tax expense	1,361
Shareholder services fees	1,067
Custodian fees	515
Miscellaneous expenses	3,986
Total Expenses	103,772
Less:
Expense reimbursements (See Note 3)	(80,186)
Expenses paid indirectly by broker (See Note 5)	(332)
Total Reimbursements and Credits	(80,518)
Net Expenses	23,254
Net Investment Income	26,588
Net Realized and Unrealized Gain on Investments and Foreign Currency:
Net realized gain on investments	310,819
Net realized gain on foreign currency transactions	28
Net realized gain on investments and foreign currency transactions	310,847
Net change in unrealized appreciation/depreciation:
on investments	1,071,316
on foreign currency translations	64
Net change in unrealized appreciation/depreciation
on investments and foreign currency
translations	1,071,380
Net Realized and Unrealized Gain on
Investments and Foreign Currency	1,382,227
Net Increase in Net Assets Resulting from Operations	$1,408,815

See accompanying notes to financial statements.

5

Gabelli Media Mogul Fund

Statement of Changes in Net Assets

	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020

Operations:
Net investment income	$26,588	$54,460
Net realized gain/(loss) on investments and foreign currency transactions	310,847	(249,689)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	1,071,380	(432,164)
Net Increase/(Decrease) in Net Assets Resulting from Operations	1,408,815	(627,393)
Distributions to Shareholders:
Accumulated earnings	(36,312)	—
Total Distributions to Shareholders	(36,312)	—

Shares of Beneficial Interest Transactions:
Proceeds from sales of shares	133,884	230,785
Proceeds from reinvestment of shares	36,271	—
Cost of shares redeemed	(105,744)	(248,831)
Net Increase/(Decrease) in Net Assets from Shares of Beneficial Interest Transactions	64,411	(18,046)
Total Increase/(Decrease) in Net Assets	1,436,914	(645,439)

Net Assets:
Beginning of year	4,007,576	4,653,015
End of period	$5,444,490	$4,007,576

See accompanying notes to financial statements.

6

Gabelli Media Mogul Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions			Ratios to Average Net Assets / Supplemental Data
Year Ended September 30(a)	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized and Unrealized Gain(Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimbursements		Operating Expenses Net of Reimbursements		Portfolio Turnover Rate
2021(c)	$9.48	$0.06	$3.31	$3.37	$(0.09)	$12.76	35.64%	$5,444	1.09	%(d)	4.27	%(d)	0.96	%(d)	16%
2020	10.97	0.13 (e)	(1.62)	(1.49)	—	9.48	(13.58)	4,008	1.28	(e)	4.86		0.90		18
2019	11.48	(0.04)	(0.47)	(0.51)	—	10.97	(4.44)	4,653	(0.39)		4.12		0.90		31
2018	11.38	(0.06)	0.16	0.10	—	11.48	0.88	5,738	(0.54)		3.43		0.90		19
2017(f)	10.00	(0.05)	1.43	1.38	—	11.38	13.80	4,554	(0.54	)(d)	4.68	(d)	0.90	(d)	8

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized.

(a)	Information prior to April 1, 2019 is from Gabelli Media Mogul NextShares.

(b)	Per share amounts have been calculated using the average shares outstanding method. (c) For the six months ended March 31, 2021, unaudited.

(d)	Annualized.

(e)	Includes income resulting from special dividends. Without these dividends, the per share income amount would have been $(0.04) and the net investment income ratio would have been (0.45)%.

(f)	The Fund commenced investment operations on December 1, 2016.

See accompanying notes to financial statements.

7

Gabelli Media Mogul Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Innovations Trust (the Innovations Trust), a Delaware statutory trust, was organized on December 6, 2018 and is the successor to Gabelli NextShares Trust, also a Delaware statutory trust that was organized on March 20, 2015 pursuant to a Plan of Reorganization approved by the Board of the NextShares Trust (the NextShares Trust). In this connection, The Gabelli Media Mogul Fund (the Fund), is the successor to the Gabelli Media Mogul NextShares, that commenced investment operations on December 1, 2016. On April 1, 2019, the Gabelli Media Mogul Fund commenced investment operations as a non-diversified open-end investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act).

The Fund’s investment objective is capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in the media industry. Media industry companies are companies that are primarily engaged in the production, sale and distribution of goods or services used in the media industry. Media industry companies are companies that derive at least 50% of their revenue from the production or distribution of information and entertainment content, and may include television and radio stations, motion picture companies, print publishing and providers of internet content, as well as satellite service providers, cable service providers and advertising service providers. The Fund will specifically invest in companies that were spun-off from Liberty Media Corporation (Liberty Media) as constituted in 2001, as well as in companies that resulted from subsequent mergers of any such spin-offs or stocks that track performance of such spin-offs or companies that resulted from subsequent mergers of any such spin-offs, and in public companies in which Liberty Media and its successor companies invest.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

New Accounting Pronouncements. To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board issued Accounting Standard Update (ASU) 2018-13, Fair Value Measurement Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which added, removed, and modified certain aspects relating to fair value disclosure. Management has fully adopted the ASU 2018-13 updates in these financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national

8

Gabelli Media Mogul Fund

Notes to Financial Statements (Unaudited) (Continued)

securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines that such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

9

Gabelli Media Mogul Fund

Notes to Financial Statements (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2021 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 3/31/21
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$5,118,543	—	$5,118,543
Preferred Stocks(a)	124,655	—	124,655
U.S. Government Obligations	—	$264,985	264,985
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$5,243,198	$264,985	$5,508,183

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

There were no Level 3 investments held at March 31, 2021 or September 30, 2020.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange

10

Gabelli Media Mogul Fund

Notes to Financial Statements (Unaudited) (Continued)

rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2021, the Fund did not hold restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

11

Gabelli Media Mogul Fund

Notes to Financial Statements (Unaudited) (Continued)

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At September 30, 2020, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

Short term Capital Loss Carryforward With No Expiration	$15,229
Long term Capital Loss Carryforward With No Expiration	85,132
Total Capital Loss Carryforwards	$100,361

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2021:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$4,434,774	$1,223,339	$(149,930)	$1,073,409

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six moths ended March 31, 2021, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2021, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the

12

Gabelli Media Mogul Fund

Notes to Financial Statements (Unaudited) (Continued)

Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse expenses to the extent necessary to maintain the total operating expenses (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least January 31, 2022 at no more than 0.90% of the value of its average daily net assets. In addition, the Fund has agreed, during the three year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving the effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 0.90% of the value of the Fund’s average daily net assets. The agreement is renewable annually. At March 31, 2021, the cumulative amount which the Fund may repay the Adviser is $533,266.

For the fiscal year ended September 30, 2018, expiring September 30, 2021	$126,860
For the fiscal year ended September 30, 2019, expiring September 30, 2022	157,724
For the fiscal year ended September 30, 2020, expiring September 30, 2023	168,496
For the six months ended March 31, 2021, expiring September 30, 2024	80,186
Total	$533,266

4. Portfolio Securities. Purchases and sales of securities during the six months ended March 31, 2021, other than short term securities and U.S. Government obligations, aggregated $837,011 and $729,846, respectively.

5. Transactions with Affiliates and Other Arrangements. During the six months ended March 31, 2021, the Fund paid $46 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

During the six months ended March 31, 2021, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $332.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended March 31, 2021, the Adviser did not seek reimbursement.

The Trust pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

6. Significant Shareholder. As of March 31, 2021, 68.70% of the Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

7. Shares of Beneficial Interest. The Fund offers shares without a sales charge.

The Fund imposes a redemption fee of 2.00% on shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption

13

Gabelli Media Mogul Fund

Notes to Financial Statements (Unaudited) (Continued)

fees retained by the Fund during the six month ended March 31, 2021 and fiscal year ended September 30, 2020, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
	Shares	Shares
Shares sold	10,210	24,869
Shares issued upon reinvestment of distributions	3,250	—
Shares redeemed	(9,339)	(26,403)
Net increase/(decrease)	4,121	(1,534)

8. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

14

The Gabelli Media Mogul Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

Section 15(c) of the 1940 Act contemplates that the Board of Trustees (the Board) of the Fund, including a majority of the Trustees who have no direct or indirect interest in the investment management agreement and are not interested persons of the Trust, as defined in the 1940 Act (the Independent Board Members), are required annually to review and re-approve the terms of the Fund’s existing Management Agreement (the Agreement) and approve any newly proposed terms therein. At a meeting held on November 11, 2020, the Board, including the Independent Board Members, considered the factors and reached the conclusions described below relating to the selection of the Manager and the re-approval of the Management Agreement.

In determining whether to approve the continuance of the Management Agreement, the Board Members considered the following information:

1. The nature, extent, and quality of services provided by the Adviser.

The Board reviewed in detail the nature and extent of the services provided by the Adviser under the Agreements and the quality of those services over the past year. The Board noted that these services included managing the investment program of the Fund, including the purchase and sale of portfolio securities, as well as the provision of general corporate services. The Board considered that the Adviser also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting and related services including, for the Fund, monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulations. The Board noted that, in addition to managing the investment program for the Fund, the Adviser provided certain non-advisory and compliance services, including services under the Fund’s Rule 38a-1 compliance program.

The Board also considered that the Adviser paid for all compensation of officers and Board Members of the Fund who are affiliated with the Adviser. The Board evaluated these factors based on its direct experience with the Adviser and in consultation with Fund Counsel. The Board noted that the Adviser had engaged, at its expense, BNY, to assist it in performing certain of its administrative functions. The Board concluded that the nature and extent of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Adviser, either directly or through BNY, had not diminished over the past year and that the quality of service continued to be high.

The Board reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality personnel, (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Agreements, (iii) the Adviser was responsive to requests of the Board, (iv) the scope and depth of the Adviser’s resources was adequate, and (v) the Adviser had kept the Board apprised of developments relating to the Fund and the industry in general. The Board also focused on the Adviser’s reputation and long-standing relationship with the Funds. The Board also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund.

2. The performance of the Fund and the Adviser.

The Board reviewed the investment performance of the Fund, on an absolute basis, as compared with a Broadridge peer group of other SEC registered funds, and against the Fund’s broad-based securities market benchmarks as reflected in the Fund’s prospectuses and annual report. The Board considered the Fund’s one year average

15

The Gabelli Media Mogul Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

annual total return for the period ended September 30, 2020. The peer group considered by the Board was developed by Broadridge and was comprised of funds within the same Broadridge peer group category (the Performance Peer Group), regardless of asset size or primary channel of distribution. The Fund’s performance against the Performance Peer Group was considered by the Board as providing an objective comparative benchmark against which the Fund’s performance could be assessed. In general, the Board considered these comparisons helpful in their assessment as to whether the Adviser was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s investment objectives, strategies, limitations, and restrictions. In reviewing the Fund’s performance, the Board noted that Media Mogul’s performance was below the median for the one year period. The Board Members concluded that the Fund’s performance was reasonable in comparison to that of the Performance Peer Group.

In connection with its assessment of the performance of the Adviser, the Board considered the Adviser’s financial condition and whether it had the resources necessary to continue to carry out its responsibilities under the Agreements. The Board concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Agreements and to continue to provide the high quality services that it has provided to the Fund to date.

3. The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund.

In connection with the Board’s consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from their relationship with the Fund, the Board considered a number of factors. First, the Board compared the level of the advisory fee for the Fund against a comparative Broadridge expense peer group (Expense Peer Group). The Board also considered comparative non-advisory fee expenses and comparative total fund expenses of the Fund and the Expense Peer Group. The Board considered this information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In assessing this information, the Board considered both the comparative contract rates as well as the level of the advisory fees after waivers and/or reimbursements. The Board noted that the Fund operated pursuant to an Expenses Limitation Agreement with the Adviser wherein the Adviser had agreed to limit a portion of its fee or reimburse a Fund for a portion of its expenses necessary to limit the Fund’s total operating expenses to the level set forth in the Fund’s prospectus. The Board noted that the total expense ratios for the Fund were lower than the median when compared with those of the Expense Peer Group, and the advisory fee for Media Mogul was lower than most of the funds in its Expense Peer Group. Finally, the Board noted that Media Mogul had agreements in place to limit advisory fees and expenses, the total expense ratio was lower than the median after considering fee and expense waivers, compared to its Expense Peer Group. The Board also reviewed the fees charged by the Adviser to provide similar advisory services to other registered investment companies with similar investment objectives and to separate accounts, noting that in some cases the fees charged by the Adviser were higher and, in other cases lower, than the fees charged to the Fund. In evaluating this information, the Board considered the difference in services provided by the Adviser to these other accounts. In particular, the Board considered the differences in risks involved in managing separate accounts and the Fund from a compliance and regulatory perspective.

The Board also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Fund and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board reviewed Pro-forma Income Statements of the Adviser for the year

16

The Gabelli Media Mogul Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

ended December 31, 2019. The Board considered one analysis for the Adviser as a whole, and a second analysis for the Adviser with respect to each of the Funds. With respect to the Fund analysis, the Board received an analysis based on the Fund’s average net assets during the period as well as a pro-forma analysis of profitability at higher and lower asset levels. The Board concluded that the profitability of the Fund to the Adviser under either analysis was not excessive.

4. The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With respect to the Board’s consideration of economies of scale, the Board discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board also reviewed data from the Expense Peer Group to assess whether the Expense Peer Group funds had advisory fee breakpoints and, if so, at what asset levels. The Board also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board concluded that under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized if the Fund was to experience significant asset growth. In the event there was to be significant asset growth in the Fund, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5. Other Factors.

In addition to the above factors, the Board also discussed other benefits received by the Adviser from its management of the Funds. The Board considered that the Adviser does use soft dollars in connection with its management of the Funds.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board based its decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

17

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●    Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●    Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

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Gabelli Innovations Trust

GABELLI MEDIA MOGUL FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com GABELLI.COM

Net Asset Value per share available daily
by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Mario J. Gabelli, CFA

Chairman and Chief

Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

Anthony S. Colavita

Attorney,

Anthony S. Colavita, P.C.

Frank J. Fahrenkopf, Jr.

Former President and

Chief Executive Officer,

American Gaming Association

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Kuni Nakamura

President,

Advanced Polymer, Inc.

Salvatore M. Salibello

Senior Partner,

Bright Side Consulting

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Peter Goldstein

Secretary

Richard J. Walz

Chief Compliance Officer

Bethany A. Uhlein

Assistant Vice President

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

The Bank of New York

Mellon

TRANSFER AGENT AND

DIVIDEND DISBURSING

AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli Media Mogul Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB2993Q121SR

Gabelli Pet Parents’TM Fund Semiannual Report — March 31, 2021
To Our Shareholders,	Daniel M. Miller Portfolio Manager GAMCO Investors BS, University of Miami

For the six months ended March 31, 2021, the net asset value (NAV) total return per share of Gabelli Pet Parents’TM Fund was 20.9% compared with a total return of 19.1% for the Standard & Poor’s (S&P) 500 Index. See below for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of March 31, 2021.

Comparative Results

Average Annual Returns through March 31, 2021 (a)(b) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Performance for periods of less than one year is not annualized.

	Six Months	1 Year	Since Inception (06/19/18)(b)
Gabelli Pet Parents’ Fund	20.85%	76.84%	18.35%
S&P 500 Index (c)	19.07	56.35	16.50

(a) Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund.

(b) Performance prior to the commencement of operations on April 1, 2019 is from the Predecessor Fund, Gabelli Pet Parents’ NextShares whose investment objective and strategies were, in all material respects, the same as those of the Fund.

(c) The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

In the current prospectus dated January 28, 2021, the gross expense ratio for the Fund was 6.95%. The net expense ratio for the Fund after contractual reimbursements by Gabelli Funds, LLC, (the Adviser) was 0.90%.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Gabelli Pet Parents’ Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from October 1, 2020 through March 21, 2021	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Beginning	Ending	Annualized	Expenses
Account Value	Account Value	Expense	Paid During
10/01/20	03/31/2021	Ratio	Period*
Gabelli Pet Parents’ Fund
Actual Fund Return
$1,000.00	$1,208.50	0.90%	$4.96
Hypothetical 5% Return
$1,000.00	$1,020.44	0.90%	$4.53

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2021:

Gabelli Pet Parents’ Fund

Pharmaceuticals	20.5%
Pet Healthcare	19.7%
Pet Products	16.6%
Pet Services	16.5%
Diagnostics	6.6%
Pet Food and Nutrition	6.5%
U.S. Government Obligations	5.8%
Consumer Products	3.3%
Consumer Services	3.0%
Retail	2.0%
Other Assets and Liabilities (Net)	(0.5)%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Gabelli Pet Parents’ Fund

Schedule of Investments — March 31, 2021 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 94.7%
	Consumer Products — 3.3%
1,300	Oil-Dri Corp. of America	$41,962	$44,772
1,250	Spectrum Brands Holdings Inc.	70,658	106,250
		112,620	151,022
	Consumer Services — 3.0%
45	Amazon.com Inc.†	115,355	139,234
	Diagnostics — 6.6%
225	Heska Corp.†	15,991	37,903
550	IDEXX Laboratories Inc.†	201,143	269,121
		217,134	307,024
	Pet Food and Nutrition — 6.5%
500	Colgate-Palmolive Co.	35,645	39,415
1,000	Freshpet Inc.†	84,731	158,810
600	General Mills Inc.	32,369	36,792
600	Nestlé SA	59,609	66,872
		212,354	301,889
	Pet Healthcare — 19.7%
7,500	Covetrus Inc.†	115,899	224,775
2,250	CVS Group plc†	18,633	58,036
12,500	Elanco Animal Health Inc.†	341,230	368,125
1,250	Patterson Cos. Inc.	31,145	39,937
7,000	Petco Health & Wellness Co. Inc.†	134,275	155,120
250	Virbac SA†	43,943	64,352
		685,125	910,345
	Pet Products — 16.6%
1,600	Central Garden & Pet Co.†	40,720	92,816
4,000	Chewy Inc., Cl. A†	227,212	338,840
500	Church & Dwight Co. Inc.	33,754	43,675
5,750	Northern Star Acquisition Corp., Cl. A†	75,597	63,940
300	The Clorox Co.	52,963	57,864
600	Zooplus AG†	65,869	171,331
		496,115	768,466
	Pet Services — 16.5%
11,500	PetIQ Inc.†	329,036	405,490
Shares		Cost	Market Value
30,000	Pets at Home Group plc	$69,026	$170,809
300	Tractor Supply Co.	31,844	53,124
1,750	Trupanion Inc.†	63,949	133,368
		493,855	762,791
	Pharmaceuticals — 20.5%
22,500	Animalcare Group plc.	50,515	74,444
1,500	Dechra Pharmaceuticals plc.	44,674	70,929
5,000	Eco Animal Health Group plc†	19,871	22,230
67,500	Kindred Biosciences Inc.†	290,137	335,475
8,000	Phibro Animal Health Corp., Cl. A	158,783	195,200
1,600	Zoetis Inc.	201,799	251,968
		765,779	950,246
	Retail — 2.0%
1,250	CVS Health Corp.	77,623	94,037

	TOTAL COMMON STOCKS	3,175,960	4,385,054

	RIGHTS — 0.0%
	Pet Healthcare — 0.0%
10,000	Elanco Animal Health Inc., CVR†	0	100

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 5.8%
$270,000	U.S. Treasury Bills, 0.049% to 0.076%††, 04/15/21 to 05/06/21	269,990	269,998

	TOTAL INVESTMENTS — 100.5%	$3,445,950	4,655,152

	Other Assets and Liabilities (Net) — (0.5)%		(23,897)

	NET ASSETS — 100.0%		$4,631,255

†	Non-income producing security.

††	Represents annualized yields at dates of purchase.

CVR	Contingent Value Right

See accompanying notes to financial statements.

Gabelli Pet Parents’ Fund

Statement of Assets and Liabilities
March 31, 2021 (Unaudited)

Assets:
Investments, at value (cost $3,445,950)	$4,655,152
Foreign currency, at value (cost $9,964)	10,661
Receivable for Fund shares sold	188
Receivable from Adviser	13,119
Dividends receivable	505
Prepaid expenses	11,666

Total Assets	4,691,291
Liabilities:
Payable to custodian	14,832
Payable for investment advisory fees	3,856
Payable for shareholder communications expenses	23,427
Payable for legal and audit fees	14,888
Other accrued expenses	3,033

Total Liabilities	60,036
Net Assets
(applicable to 291,685 shares outstanding)	$4,631,255
Net Assets Consist of:
Paid-in capital	$3,332,865
Total distributable earnings	1,298,390
Net Assets	$4,631,255
Shares of Beneficial Interest, issued and outstanding, no par value; unlimited number of shares authorized.
Net Asset Value, offering, and redemption price per share ($4,631,255 ÷ 291,685 shares outstanding)	$15.88

Statement of Operations

For the Six Months Ended March 31, 2021 (Unaudited)

Investment Income:
Dividends	$8,727
Interest	206

Total Investment Income	8,933
Expenses:
Investment advisory fees	19,426
Trustees’ fees	18,274
Registration expenses	16,502
Legal and audit fees	15,443
Shareholder communications expenses	11,611
Shareholder services fees	1,480
Custodian fees	342
Miscellaneous expenses	3,253

Total Expenses	86,331
Less:
Expense reimbursements (See Note 3)	(68,847)
Net Expenses	17,484
Net Investment Loss	(8,551)
Net Realized and Unrealized Gain on Investments and Foreign Currency:
Net realized gain on investments	171,110
Net realized gain on foreign currency transactions	29
Net realized gain on investments and foreign currency transactions	171,139
Net change in unrealized appreciation/depreciation:
on investments	487,146
on foreign currency translations	522
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	487,668
Net Realized and Unrealized Gain on Investments and Foreign Currency	658,807
Net Increase in Net Assets Resulting from Operations	$650,256

See accompanying notes to financial statements.

Gabelli Pet Parents’ Fund

Statement of Changes in Net Assets

	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
Operations:
Net investment loss	$(8,551)	$(3,692)
Net realized gain on investments and foreign currency transactions	171,139	27,102
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	487,668	805,961
Net Increase in Net Assets Resulting from Operations	650,256	829,371
Distributions to Shareholders:
Accumulated earnings	—	(6,147)

Shares of Beneficial Interest Transactions:
Proceeds from sales of shares	1,527,203	583,907
Reinvestment of distributions	—	3,818
Cost of shares redeemed	(459,946)	(123,332)
Net Increase in Net Assets from Shares of Beneficial Interest Transactions	1,067,257	464,393
Redemption Fees	373	—
Net Increase in Net Assets	1,717,886	1,287,617
Net Assets:
Beginning of year	2,913,369	1,625,752
End of period	$4,631,255	$2,913,369

See accompanying notes to financial statements.

Gabelli Pet Parents’ Fund
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions					Ratios to Average Net Assets / Supplemental Data
Period Ended September 30(a)	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized and Unrealized Gain(Loss) on Investments	Total from Investment Operations	Net Investment Income	Total Distributions	Redemption Fees(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)	Operating Expenses Before Reimbursements	Operating Expenses Net of Reimbursements	Portfolio Turnover Rate

2021(c)	$13.14	$(0.03)	$ 2.77	$ 2.74	—	—	$0.00(d)	$15.88	20.9%	$4,631	(0.44)%(e)	4.44%(e)	0.90%(e)	14%
2020	8.94	(0.02)	4.25	4.23	$(0.03)	$(0.03)	—	13.14	47.5	2,913	(0.18)	6.95	0.90	40
2019	10.35	0.04	(1.42)	(1.38)	(0.03)	(0.03)	—	8.94	(13.4)	1,626	0.46	7.48	0.90	65
2018(f)	10.00	0.01	0.34	0.35	—	—	—	10.35	3.5	1,294	0.51(e)	9.57(e)	0.90(e)	59

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized.

(a)	Information prior to April 1, 2019 is from Gabelli Pet Parents’ NextShares.

(b)	Per share amounts have been calculated using the average shares outstanding method.

(c)	For the six months ended March 31, 2021, unaudited.

(d)	Amount represents less than $0.005 per share.

(e)	Annualized.

(f)	The Fund commenced investment operations on June 19, 2018.

See accompanying notes to financial statements.

Gabelli Pet Parents’ Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Innovations Trust (the Innovations Trust), a Delaware statutory trust, was organized on December 6, 2018 and is the successor to Gabelli NextShares Trust, also a Delaware statutory trust that was organized on March 20, 2015 pursuant to a Plan of Reorganization approved by the Board of the NextShares Trust (the NextShares Trust). In this connection, The Gabelli Pet Parents’ Fund (the Fund), is the successor to the Gabelli Pet Parents’ NextShares, that commenced investment operations on December 1, 2016. On April 1, 2019, the Gabelli Pet Parents’ Fund commenced investment operations as a non-diversified open-end investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act).

The Fund’s investment objective is capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in common and preferred shares of publicly traded domestic and foreign companies of all capitalization ranges in the pet industry. The pet industry includes companies that offer services and products for pets and pet owners (Pet Parents). Such companies will generally derive at least 50% of their revenues or profits from, or will devote at least 50% of their assets to the following sectors: manufacturers and distributors of pet food, pet supplies, veterinary pharmaceuticals, veterinary wellness, veterinary and other pet services, pet equipment, pet toys, and products and services that support Pet Parents regarding their pet activities.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

New Accounting Pronouncements. To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board issued Accounting Standard Update (ASU) 2018-13, Fair Value Measurement Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which added, removed, and modified certain aspects relating to fair values disclosure. Management has fully adopted the ASU 2018-13 in these financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Gabelli Pet Parents’ Fund

Notes to Financial Statements (Unaudited) (Continued)

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines that such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2021 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 3/31/21
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$4,385,054	—	$4,385,054
Rights (a)	—	$ 100	100
U.S. Government Obligations	—	269,998	269,998
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$4,385,054	$270,098	$4,655,152

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

There were no Level 3 investments held at March 31, 2021 or September 30, 2020.

Gabelli Pet Parents’ Fund

Notes to Financial Statements (Unaudited) (Continued)

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Gabelli Pet Parents’ Fund

Notes to Financial Statements (Unaudited) (Continued)

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2021, the Fund did not hold restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the fiscal year ended September 30, 2020 was ordinary income.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

Gabelli Pet Parents’ Fund

Notes to Financial Statements (Unaudited) (Continued)

At September 30, 2020, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

Short term Capital Loss Carryforward With No Expiration	$25,398
Long term Capital Loss Carryforward With No Expiration	24,803
Total Capital Loss Carryforwards	$50,201

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2021:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$3,479,033	$1,220,859	$(44,740)	$1,176,119

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended March 31, 2021, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2021, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse expenses to the extent necessary to maintain the total operating expenses (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least January 31, 2022 at no more than 0.90% of the value of its average daily net assets. In addition, the Fund has agreed, during the three year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving the effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 0.90% of the value of the Fund’s average daily net assets. The agreement is renewable annually. At March 31, 2021, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $329,461.

Gabelli Pet Parents’ Fund

Notes to Financial Statements (Unaudited) (Continued)

For the year ended September 30, 2018, expiring September 30, 2021	$48,885
For the year ended September 30, 2019, expiring September 30, 2022	87,408
For the year ended September 30, 2020, expiring September 30, 2023	124,321
For the six months ended March 31, 2021, expiring September 30, 2024	68,847
$329,461

4. Portfolio Securities. Purchases and sales of securities during the six months ended March 31, 2021, other than short term securities and U.S. Government obligations, aggregated $1,773,237 and $466,386, respectively.

5. Transactions with Affiliates and Other Arrangements. The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended March 31, 2021, the Adviser did not seek reimbursement.

The Trust pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

6. Significant Shareholder. As of March 31, 2021, 38.59% of the Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

7. Shares of Beneficial Interest. The Fund offers Shares without a sales charge.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended March 31, 2021 and the fiscal year ended September 30, 2020, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
	Shares	Shares
Shares sold	99,742	51,139
Shares issued upon reinvestment of distributions	—	405
Shares redeemed	(29,853)	(11,567)
Net increase	69,889	39,977

8. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

Gabelli Pet Parents’ Fund

Notes to Financial Statements (Unaudited) (Continued)

9. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Portfolio Manager Biography

Daniel M. Miller currently serves as a portfolio manager of Gabelli Funds, LLC and is also a Managing Director of GAMCO Investors, Inc. Mr. Miller joined the Firm in 2002 and graduated magna cum laude with a degree in finance from the University of Miami in Coral Gables, Florida.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Gabelli Pet Parents Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

Section 15(c) of the 1940 Act contemplates that the Board of Trustees (the Board) of the Fund, including a majority of the Trustees who have no direct or indirect interest in the investment management agreement and are not interested persons of the Trust, as defined in the 1940 Act (the Independent Board Members), are required annually to review and re-approve the terms of the Fund’s existing Management Agreement (the Agreement) and approve any newly proposed terms therein. At a meeting held on November 11, 2020, the Board, including the Independent Board Members, considered the factors and reached the conclusions described below relating to the selection of the Manager and the re-approval of the Management Agreement.

In determining whether to approve the continuance of the Management Agreement, the Board Members considered the following information:

1. The nature, extent, and quality of services provided by the Adviser

The Board reviewed in detail the nature and extent of the services provided by the Adviser under the Agreements and the quality of those services over the past year. The Board noted that these services included managing the investment program of the Fund, including the purchase and sale of portfolio securities, as well as the provision of general corporate services. The Board considered that the Adviser also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting and related services including, for the Fund, monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulations. The Board noted that, in addition to managing the investment program for the Fund, the Adviser provided certain non-advisory and compliance services, including services under the Fund’s Rule 38a-1 compliance program.

The Board also considered that the Adviser paid for all compensation of officers and Board Members of the Fund who are affiliated with the Adviser. The Board evaluated these factors based on its direct experience with the Adviser and in consultation with Fund Counsel. The Board noted that the Adviser had engaged, at its expense, BNY, to assist it in performing certain of its administrative functions. The Board concluded that the nature and extent of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Adviser, either directly or through BNY, had not diminished over the past year and that the quality of service continued to be high.

The Board reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality personnel, (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Agreements, (iii) the Adviser was responsive to requests of the Board, (iv) the scope and depth of the Adviser’s resources was adequate, and (v) the Adviser had kept the Board apprised of developments relating to the Fund and the industry in general. The Board also focused on the Adviser’s reputation and long-standing relationship with the Funds. The Board also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund.

2. The performance of the Fund and the Adviser.

The Board reviewed the investment performance of the Fund, on an absolute basis, as compared with a Broadridge peer group of other SEC registered funds, and against the Fund’s broad-based securities market benchmarks as reflected in the Fund’s prospectuses and annual report. The Board considered the Fund’s one year average

The Gabelli Pet Parents Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

annual total return for the period ended September 30, 2020. The peer group considered by the Board was developed by Broadridge and was comprised of funds within the same Broadridge peer group category (the “Performance Peer Group”), regardless of asset size or primary channel of distribution. The Fund’s performance against the Performance Peer Group was considered by the Board as providing an objective comparative benchmark against which the Fund’s performance could be assessed. In general, the Board considered these comparisons helpful in their assessment as to whether the Adviser was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s investment objectives, strategies, limitations, and restrictions. In reviewing the Fund’s performance, the Board noted that Pet Parents’ performance was above the median for the one year period. The Board Members concluded that the Fund’s performance was reasonable in comparison to that of the Performance Peer Group.

In connection with its assessment of the performance of the Adviser, the Board considered the Adviser’s financial condition and whether it had the resources necessary to continue to carry out its responsibilities under the Agreements. The Board concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Agreements and to continue to provide the high quality services that it has provided to the Fund to date.

3. The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund.

In connection with the Board’s consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from their relationship with the Fund, the Board considered a number of factors. First, the Board compared the level of the advisory fee for the Fund against a comparative Broadridge expense peer group (the “Expense Peer Group”). The Board also considered comparative non-advisory fee expenses and comparative total fund expenses of the Fund and the Expense Peer Group. The Board considered this information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In assessing this information, the Board considered both the comparative contract rates as well as the level of the advisory fees after waivers and/or reimbursements. The Board noted that the Fund operated pursuant to an Expenses Limitation Agreement with the Adviser wherein the Adviser had agreed to limit a portion of its fee or reimburse a Fund for a portion of its expenses necessary to limit the Fund’s total operating expenses to the level set forth in the Fund’s prospectus. The Board noted that the advisory fees and total expense ratios for the Fund were higher than the median when compared with those of their Expense Peer Group. Finally, the Board noted that although the Fund had agreements in place to limit advisory fees and expenses, the total expense ratio was higher than the median after considering fee and expense waivers, and the total expense ratio was above the median when compared with its Expense Peer Group. The Board also reviewed the fees charged by the Adviser to provide similar advisory services to other registered investment companies with similar investment objectives and to separate accounts, noting that in some cases the fees charged by the Adviser were higher and, in other cases lower, than the fees charged to the Fund. In evaluating this information, the Board considered the difference in services provided by the Adviser to these other accounts. In particular, the Board considered the differences in risks involved in managing separate accounts and the Fund from a compliance and regulatory perspective.

The Board also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Fund and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board reviewed Pro-forma Income Statements of the Adviser for the year

The Gabelli Pet Parents Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

ended December 31, 2019. The Board considered one analysis for the Adviser as a whole, and a second analysis for the Adviser with respect to each of the Funds. With respect to the Fund analysis, the Board received an analysis based on the Fund’s average net assets during the period as well as a pro-forma analysis of profitability at higher and lower asset levels. The Board concluded that the profitability of the Fund to the Adviser under either analysis was not excessive.

4. The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With respect to the Board’s consideration of economies of scale, the Board discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board also reviewed data from the Expense Peer Group to assess whether the Expense Peer Group funds had advisory fee breakpoints and, if so, at what asset levels. The Board also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board concluded that under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized if the Fund was to experience significant asset growth. In the event there was to be significant asset growth in the Fund, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5. Other Factors

In addition to the above factors, the Board also discussed other benefits received by the Adviser from its management of the Funds. The Board considered that the Adviser does use soft dollars in connection with its management of the Funds.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board based its decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

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Gabelli Innovations Trust

GABELLI PET PARENTS’TM FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com GABELLI.COM

Net Asset Value per share available daily by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES
Mario J. Gabelli, CFA
Chairman and Chief
Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group, Inc.

Anthony S. Colavita
President,
Anthony J. Colavita, P.C.

Frank J. Fahrenkopf, Jr.
Former President and
Chief Executive Officer,
American Gaming Association

Michael J. Melarkey
Of Counsel,,
McDonald Carano Wilson LLP

Kuni Nakamura
President,
Advanced Polymer, Inc.

Salvatore M. Salibelio
Senior Partner,
Bright Side Consulting
OFFICERS
Bruce N. Alpert
President

John C. Ball
Treasurer

Peter Goldstein
Secretary

Richard J. Walz
Chief Compliance Officer

Bethany A. Uhlein
Assistant Vice President

DISTRIBUTOR
G.distributors, LLC

CUSTODIAN
The Bank of New York
Mellon

TRANSFER AGENT AND
DIVIDEND DISBURSING
AGENT
DST Asset Manager
Solutions, Inc.

LEGAL COUNSEL
Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli Pet Parents’TM Fund It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB2994Q121SR

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli Innovations Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	May 28, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	May 28, 2021

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	May 28, 2021

* Print the name and title of each signing officer under his or her signature.